Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Significant Subsidiaries
The following are the significant subsidiaries included in these financial statements:

	Country of Incorporation	Ownership interest
Name		2022	2021
Copa Airlines	Panama	99.9%	99.9%
AeroRepublica	Colombia	99.9%	99.9%
Oval	British Virgin Islands	100%	100%
LNA	Panama	100%	100%

Estimated Useful Lives of Assets and Considering Residual Value

Property and equipment	Estimate useful life (years)	Residual Value
Flight equipment (*)
Airframe and core engines	27	15%
Major maintenance events	3-16	—
Convertion to freighter	Lesser of 10 years and remaining useful life of the aircraft
Cabin refurbishment	Lesser of remaining useful life of the aircraft and estimated useful life of the refurbishment
Ramp and miscellaneous
Ground equipment	10	—
Furniture, fixture, equipment and other	5-10	—
Leasehold improvements	Lesser of remaining lease term and estimated useful life of the leasehold improvement	—
(*) Estimates for Boeing 737-700 fleet may differ , see note 13.